EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$56,047	$63,745	$127,534	$98,734
Net income attributable to noncontrolling interests	(7,948)	(10,032)	(3,241)	(16,356)
Income from continuing operations attributable to Dole plc	48,099	53,713	124,293	82,378
Income (loss) from discontinued operations, net of income taxes	32,018	(11,438)	25,967	(25,944)
Net income attributable to Dole plc	$80,117	$42,275	$150,260	$56,434

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,930	94,909	94,930	94,904
Effect of share awards with a dilutive effect	410	203	355	164
Weighted average number of shares – diluted	95,340	95,112	95,285	95,068

Income (loss) per share:
Basic:
Continuing operations	$0.51	$0.57	$1.31	$0.86
Discontinued operations	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc	$0.85	$0.45	$1.58	$0.59
Diluted:
Continuing operations	$0.50	$0.56	$1.30	$0.86
Discontinued operations	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc	$0.84	$0.44	$1.57	$0.59